Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Investor Class Shares | SA U.S. Fixed Income Fund | Morningstar® US Core Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.12%	(0.43%)	1.96%
Investor Class Shares | SA U.S. Fixed Income Fund | Morningstar® US 1-3 Yr Composite Government and Corporate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.28%	1.90%	2.07%
Investor Class Shares | SA U.S. Fixed Income Fund | SA U.S. Fixed Income Fund
Prospectus [Line Items]
Average Annual Return, Percent		5.85%	1.78%	1.39%
Investor Class Shares | SA U.S. Fixed Income Fund | SA U.S. Fixed Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.00%	0.65%	0.62%
Investor Class Shares | SA U.S. Fixed Income Fund | SA U.S. Fixed Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.44%	0.86%	0.73%
Investor Class Shares | SA Global Fixed Income Fund | Morningstar® Global Core Bond Hedged Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.68%	(0.17%)	2.14%
Investor Class Shares | SA Global Fixed Income Fund | Morningstar® Global 1-5 Yr Treasury Bond Hedged Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.03%	1.99%	2.16%
Investor Class Shares | SA Global Fixed Income Fund | SA Global Fixed Income Fund
Prospectus [Line Items]
Average Annual Return, Percent		4.87%	1.16%	1.33%
Investor Class Shares | SA Global Fixed Income Fund | SA Global Fixed Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.87%	0.00%	0.38%
Investor Class Shares | SA Global Fixed Income Fund | SA Global Fixed Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.88%	0.38%	0.61%
Investor Class Shares | SA U.S. Core Market Fund | Morningstar® US Market Extended Index
Prospectus [Line Items]
Average Annual Return, Percent		17.21%	13.13%	14.31%
Investor Class Shares | SA U.S. Core Market Fund | SA U.S. Core Market Fund
Prospectus [Line Items]
Average Annual Return, Percent		15.80%	12.73%	13.88%
Investor Class Shares | SA U.S. Core Market Fund | SA U.S. Core Market Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.62%	11.92%	12.53%
Investor Class Shares | SA U.S. Core Market Fund | SA U.S. Core Market Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.48%	9.97%	11.13%
Investor Class Shares | SA U.S. Value Fund | Morningstar® US Market Extended Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	17.21%	13.13%	14.31%
Investor Class Shares | SA U.S. Value Fund | Morningstar® US Large-Mid Cap Broad Value Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	18.83%	13.38%	12.50%
Investor Class Shares | SA U.S. Value Fund | SA U.S. Value Fund
Prospectus [Line Items]
Average Annual Return, Percent		17.69%	11.74%	10.13%
Investor Class Shares | SA U.S. Value Fund | SA U.S. Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.63%	10.71%	8.84%
Investor Class Shares | SA U.S. Value Fund | SA U.S. Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.21%	9.19%	7.96%
Investor Class Shares | SA U.S. Small Company Fund | Morningstar® US Market Extended Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]	17.21%	13.13%	14.31%
Investor Class Shares | SA U.S. Small Company Fund | Morningstar® US Small Cap Extended Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]	11.86%	6.94%	9.67%
Investor Class Shares | SA U.S. Small Company Fund | SA U.S. Small Company Fund
Prospectus [Line Items]
Average Annual Return, Percent		8.87%	8.92%	9.60%
Investor Class Shares | SA U.S. Small Company Fund | SA U.S. Small Company Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.74%	7.44%	8.27%
Investor Class Shares | SA U.S. Small Company Fund | SA U.S. Small Company Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.35%	6.81%	7.56%
Investor Class Shares | SA International Value Fund | Morningstar® Developed Markets ex-US All Cap Target Market Exposure Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]	32.36%	9.00%	8.44%
Investor Class Shares | SA International Value Fund | Morningstar® Developed Markets ex-US Value Target Market Exposure Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]	40.48%	13.56%	9.07%
Investor Class Shares | SA International Value Fund | SA International Value Fund
Prospectus [Line Items]
Average Annual Return, Percent		44.06%	14.90%	9.44%
Investor Class Shares | SA International Value Fund | SA International Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		42.39%	13.97%	8.75%
Investor Class Shares | SA International Value Fund | SA International Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		27.40%	11.88%	7.65%
Investor Class Shares | SA International Small Company Fund | Morningstar® Developed Markets ex-US Small-Cap Target Market Exposure Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]	34.54%	5.89%	7.31%
Investor Class Shares | SA International Small Company Fund | SA International Small Company Fund
Prospectus [Line Items]
Average Annual Return, Percent		35.62%	8.27%	7.96%
Investor Class Shares | SA International Small Company Fund | SA International Small Company Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		33.79%	7.11%	6.87%
Investor Class Shares | SA International Small Company Fund | SA International Small Company Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		22.36%	6.36%	6.26%
Investor Class Shares | SA International Small Company Fund | SA International Small Company Fund | Morningstar® Developed Markets ex-US All Cap Target Market Exposure Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]	32.36%	9.00%	8.44%
Investor Class Shares | SA Emerging Markets Value Fund | Morningstar® Emerging Markets All Cap Target Market Exposure Index
Prospectus [Line Items]
Average Annual Return, Percent	[7]	29.91%	4.82%	8.64%
Investor Class Shares | SA Emerging Markets Value Fund | Morningstar® Emerging Markets Value Target Market Exposure Index
Prospectus [Line Items]
Average Annual Return, Percent	[7]	37.99%	8.87%	10.49%
Investor Class Shares | SA Emerging Markets Value Fund | SA Emerging Markets Value Fund
Prospectus [Line Items]
Average Annual Return, Percent		29.21%	9.02%	8.54%
Investor Class Shares | SA Emerging Markets Value Fund | SA Emerging Markets Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		28.08%	8.07%	7.93%
Investor Class Shares | SA Emerging Markets Value Fund | SA Emerging Markets Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.93%	6.93%	6.90%
Investor Class Shares | SA Real Estate Securities Fund | Morningstar® US Market Extended Index
Prospectus [Line Items]
Average Annual Return, Percent	[8]	17.21%	13.13%	14.31%
Investor Class Shares | SA Real Estate Securities Fund | Morningstar® US REIT Index
Prospectus [Line Items]
Average Annual Return, Percent	[8]	2.80%	4.81%	5.74%
Investor Class Shares | SA Real Estate Securities Fund | SA Real Estate Securities Fund
Prospectus [Line Items]
Average Annual Return, Percent		0.75%	4.15%	4.65%
Investor Class Shares | SA Real Estate Securities Fund | SA Real Estate Securities Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.23%)	2.73%	3.29%
Investor Class Shares | SA Real Estate Securities Fund | SA Real Estate Securities Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.75%	3.00%	3.31%
SA Worldwide Moderately Aggressive Fund Investor Class Shares | SA Worldwide Moderately Aggressive Fund | Morningstar® Global Markets Index
Prospectus [Line Items]
Average Annual Return, Percent	[9]	22.13%	10.68%	11.40%
SA Worldwide Moderately Aggressive Fund Investor Class Shares | SA Worldwide Moderately Aggressive Fund | Morningstar® US Moderate Target Allocation Index
Prospectus [Line Items]
Average Annual Return, Percent	[9]	14.60%	7.54%	8.88%
SA Worldwide Moderately Aggressive Fund Investor Class Shares | SA Worldwide Moderately Aggressive Fund | SA Worldwide Moderately Aggressive Fund
Prospectus [Line Items]
Average Annual Return, Percent		18.16%	9.40%	8.40%
SA Worldwide Moderately Aggressive Fund Investor Class Shares | SA Worldwide Moderately Aggressive Fund | SA Worldwide Moderately Aggressive Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.33%	7.78%	7.05%
SA Worldwide Moderately Aggressive Fund Investor Class Shares | SA Worldwide Moderately Aggressive Fund | SA Worldwide Moderately Aggressive Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.62%	7.05%	6.46%

[1]	The Morningstar® US Core Bond IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® US 1-3 Yr Composite Government and Corporate Bond IndexSM is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.
[2]	The Morningstar® Global Core Bond Hedged IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® Global 1-5 Yr Treasury Bond Hedged IndexSM is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.
[3]	The Morningstar® US Market Extended IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® US Large-Mid Cap Broad Value IndexSM is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.
[4]	The Morningstar® US Market Extended IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® US Small Cap Extended IndexSM is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.
[5]	The Morningstar® Developed Markets ex-US All Cap Target Market Exposure IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® Developed Markets ex-US Value Target Market Exposure IndexSM is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.
[6]	The Morningstar® Developed Markets ex-US All Cap Target Market Exposure IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® Developed Markets ex-US Small-Cap Target Market Exposure IndexSM is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.
[7]	The Morningstar® Emerging Markets All Cap Target Market Exposure IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® Emerging Markets Value Target Market Exposure IndexSM is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.
[8]	The Morningstar® US Market Extended IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® US REIT IndexSM is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.
[9]	The Morningstar® Global IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® US Moderate Target Allocation IndexSM is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.